Equity Method Investments - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 GBP (£)	Jun. 03, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 25, 2023
Schedule of Equity Method Investments [Line Items]
Share of results from equity method investment excluding amortized costs	$ 9,700	$ 3,900
Equity method investments	247,737				$ 247,935	$ 253,729
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture	274,500
Difference in the carrying amount and the underlying equity	4,900				$ 4,900
Costs amortized	$ 100	$ 100
Ownership percentage	50.00%		50.00%		50.00%
Azane Fuel Solutions AS ("Azane")
Schedule of Equity Method Investments [Line Items]
Ownership percentage	16.10%		16.10%	16.10%	9.50%		9.50%
Unigas International B.V. ("Unigas")
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.30%		33.30%		33.30%
Luna Pool Agency Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%		50.00%
Equity method investments | £			£ 1
Bluestreak CO2 Limited ("Bluestreak")
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%		50.00%